Total Capital and Net Income Per Common Unit (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of Net Income Per Common Unit

	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $
Limited partners' interest in net income for basic net income per common unit	60,632	124,546	2,615
Weighted average number of common units	83,313,097	78,177,189	79,672,435
Dilutive effect of unit-based compensation	105,907	91,223	169,893
Common units and common unit equivalents	83,419,004	78,268,412	79,842,328
Limited partner's interest in net income per common unit:
Basic	0.73	1.59	0.03
Diluted	0.73	1.59	0.03

Accelerated share repurchases	The following table summarizes the common units repurchased during the years ended December 31, 2020, 2019 and 2018:

Year ended December 31,	Units repurchased	Average price paid per unit	Total cost (1) $
2020	1,373,066	$11.16	15,322
2019	1,934,569	$13.03	25,214
2018	326,780	$11.35	3,710
Total	3,634,415	$12.17	44,246
(1)Excludes the repurchase cost of the associated general partner interest